UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 15, 2013

Commission File Number of securitizer: 333-139507

Central Index Key Number of securitizer: 0001325289

Stanwich Asset Acceptance Company, LLC

Darren A. Fulco

(203) 661-6186

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) []

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Stanwich Asset Acceptance Company, LLC (the “Securitizer”) has indicated by check mark that there is no activity to report for the calendar year ending on December 31, 2012.1

1 The Securitizer has listed the entity that originated and sold the mortgage loans to it. This is the entity that made the relevant representations and has the corresponding repurchase obligation. The Securitizer is the depositor on the transaction and has attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which it was a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any repurchase or replacement obligations of the party or parties making representations or warranties concerning the pool assets (“Demand Entities”), and (iii) gathering information in our records provided by Demand Entities regarding demands for repurchase or replacement of pool assets in Covered Transactions that is required to be reported on Form ABS-15G (“Reportable Information”). However, we cannot be certain that we have obtained all applicable Reporting Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not provided Reportable Information to us, and some Demand Entities may be unable or unwilling to provide Reportable Information to us without unreasonable effort or expense (or without imposing unreasonable expense on us).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STANWICH ASSET ACCEPTANCE COMPANY, LLC

(Securitizer)

By: /s/ Darren A. Fulco

Name: Darren A. Fulco

Title: Authorized Signatory

Date: February 15, 2013